Property, plant and equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant, and Equipment Disclosure [Line Items]
Contribution received	$ 12,742	$ 37,774
Water & wastewater
Property, Plant, and Equipment Disclosure [Line Items]
Expansion costs	1,000
St Damase Wind Facility
Property, Plant, and Equipment Disclosure [Line Items]
Contribution received		10,663
Generation
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	113,822	105,941
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	34,908	29,760
Depreciation expense	1,633	$ 1,599
Distribution
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	1,780,983
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	$ 468,076